Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 37,534	$ 33,087	$ 29,321
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,032	4,836	4,731
Net loss on sale of other real estate owned	364	478	1,008
Writedown of other real estate owned	1,059	3,454	2,631
Provision for loan losses	12,000	18,750	23,200
Deferred tax (benefit) expense	1,440	(2,336)	581
Stock based compensation expense	405	287	176
Net (gain) loss on sale of bank premises and equipment	(3)	(4)	39
Net gain on securities transactions	(2,161)	(1,428)	(3,352)
Decrease (increase) in taxes receivable	1,390	473	(12,336)
Decrease (increase) in interest receivable	2,200	(774)	1,020
Decrease in interest payable	(313)	(311)	(516)
Decrease (increase) in other assets	(2,780)	4,614	2,420
Increase (decrease) in accrued expenses and other liabilities	2,462	192	(444)
Total adjustments	21,095	28,231	19,158
Net cash provided by operating activities	58,629	61,318	48,479
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	1,204,250	1,171,945	1,198,435
Purchases of securities available for sale	(1,199,986)	(1,207,157)	(1,301,412)
Proceeds from maturities of securities available for sale	2,462	20,243	19,312
Proceeds from calls and maturities of held to maturity securities	83,165	87,320	183,159
Purchases of held to maturity securities	(10,303)	(111,896)	0
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(628)	(2,143)	(551)
Proceeds from redemptions of Federal Reserve Bank and Federal Home Loan Bank stock	0	53	0
Net increase in loans	(190,843)	(188,776)	(106,118)
Proceeds from dispositions of other real estate owned	9,760	9,013	11,474
Proceeds from dispositions of bank premises and equipment	3	7	0
Purchases of bank premises and equipment	(4,265)	(5,213)	(3,609)
Net cash (used in) provided by investing activities	(106,385)	(226,604)	690
Cash flows from financing activities:
Net increase in deposits	68,220	181,886	248,927
Net increase in short-term borrowings	12,283	22,948	16,887
Proceeds from sales of treasury stock	2,913	2,900	2,833
Net proceeds from common stock offering	0	67,578	0
Dividends paid	(24,587)	(21,333)	(19,460)
Net cash provided by financing activities	58,829	253,979	249,187
Net increase in cash and cash equivalents	11,073	88,693	298,356
Cash and cash equivalents at beginning of period	532,943	444,250	145,894
Cash and cash equivalents at end of period	544,016	532,943	444,250
Cash paid during the year for:
Interest paid	20,288	26,555	35,514
Income taxes paid	21,052	18,824	27,628
Non cash investing and financing activities:
Transfer of loans to real estate owned	14,623	10,794	13,509
Increase in dividends payable	34	1,069	271
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	7,939	7,634	(6,331)
Change in deferred tax effect on unrealized gain (loss) on securities available for sale, net of reclassification adjustment	(3,166)	(3,045)	2,524
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	44	(177)	(215)
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	(18)	72	85
Change in overfunded position in pension and postretirement plans arising during the year	(1,244)	(4,753)	1,827
Deferred tax effect of change in overfunded position of pension and post retirement benefit plans (ASC 715)	$ 496	$ 1,895	$ (727)